Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 12,847	$ 12,847	$ 12,847	$ 12,472	$ 11,431	$ 13,666	$ 13,860	$ 12,535	$ 10,934	$ 11,272	$ 10,595	$ 9,969	$ 10,000
Average Annual Return, Percent		3.00%	0.49%	2.54%
C000007238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 12,519	$ 12,519	$ 12,519	12,190	11,195	13,426	13,653	12,373	10,811	11,181	10,537	9,942	10,000
Average Annual Return, Percent		2.70%	0.23%	2.27%
C000007239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 10,675	$ 10,675	$ 10,675	10,593	10,171	11,592	11,815	11,106	10,426	10,377	10,152	10,047	10,000
Average Annual Return, Percent		0.77%	(0.79%)	0.66%
C000007240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 10,413	$ 10,413	$ 10,413	10,358	9,974	11,392	11,641	10,970	10,315	10,298	10,093	10,026	10,000
Average Annual Return, Percent		0.53%	(1.04%)	0.41%
C000007241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 15,138	$ 15,138	$ 15,138	14,158	12,595	14,075	13,601	12,942	11,273	11,631	10,902	9,578	10,000
Average Annual Return, Percent		6.92%	3.18%	4.23%
C000007242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 14,774	$ 14,774	$ 14,774	13,869	12,330	13,820	13,406	12,786	11,173	11,547	10,862	9,558	10,000
Average Annual Return, Percent		6.53%	2.93%	3.98%
C000007243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 21,260	$ 21,260	$ 21,260	19,505	17,002	19,992	18,296	15,795	12,408	13,638	10,282	10,032	10,000
Average Annual Return, Percent		9.00%	6.12%	7.83%
C000007244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 20,727	$ 20,727	$ 20,727	19,058	16,660	19,642	18,021	15,603	12,275	13,534	10,226	10,010	10,000
Average Annual Return, Percent		8.76%	5.84%	7.56%
C000007245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 20,671	$ 20,671	$ 20,671	19,274	16,382	21,430	19,384	16,084	12,771	14,109	11,097	10,665	10,000
Average Annual Return, Percent		7.25%	5.15%	7.53%
C000007246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 20,153	$ 20,153	$ 20,153	18,841	16,053	21,053	19,091	15,882	12,640	14,001	11,040	10,632	10,000
Average Annual Return, Percent		6.97%	4.88%	7.26%
C000007247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 34,494	$ 34,494	$ 34,494	29,668	23,924	29,631	23,522	19,197	13,717	13,607	10,595	9,988	10,000
Average Annual Return, Percent		16.27%	12.43%	13.18%
C000007248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 33,666	$ 33,666	$ 33,666	29,027	23,465	29,130	23,182	18,971	13,591	13,513	10,549	9,967	10,000
Average Annual Return, Percent		15.98%	12.16%	12.91%
C000007249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 31,948	$ 31,948	$ 31,948	25,456	19,806	23,580	18,205	15,784	12,219	13,244	10,967	10,113	10,000
Average Annual Return, Percent		25.50%	15.15%	12.32%
C000007250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 31,156	$ 31,156	$ 31,156	24,890	19,414	23,169	17,935	15,587	12,095	13,145	10,912	10,087	10,000
Average Annual Return, Percent		25.18%	14.86%	12.04%
C000007261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 16,617	$ 16,617	$ 16,617	16,119	14,263	17,305	15,510	13,732	10,725	12,489	9,735	9,804	10,000
Average Annual Return, Percent		3.09%	3.89%	5.21%
C000007262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 16,210	$ 16,210	$ 16,210	15,770	13,977	17,004	15,282	13,559	10,620	12,395	9,691	9,780	10,000
Average Annual Return, Percent		2.78%	3.64%	4.95%
C000007263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 24,667	$ 24,667	$ 24,667	21,409	17,949	21,802	18,397	15,793	11,968	13,126	10,458	9,919	10,000
Average Annual Return, Percent		15.21%	9.33%	9.45%
C000007264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 24,056	$ 24,056	$ 24,056	20,927	17,590	21,421	18,123	15,591	11,846	13,026	10,407	9,891	10,000
Average Annual Return, Percent		14.95%	9.06%	9.17%
C000007267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 13,001	$ 13,001	$ 13,001	12,592	11,703	13,562	13,499	12,345	11,062	11,286	10,623	9,815	10,000
Average Annual Return, Percent		3.25%	1.04%	2.66%
C000007268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 12,686	$ 12,686	$ 12,686	12,327	11,482	13,327	13,314	12,202	10,964	11,200	10,577	9,794	10,000
Average Annual Return, Percent		2.91%	0.78%	2.41%
C000007271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 52,491	$ 52,491	$ 52,491	38,370	24,878	38,690	34,033	23,177	17,022	16,733	12,038	11,075	10,000
Average Annual Return, Percent		36.80%	17.76%	18.03%
C000007272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 51,228	$ 51,228	$ 51,228	37,544	24,409	38,051	33,546	22,913	16,863	16,610	11,980	11,053	10,000
Average Annual Return, Percent		36.45%	17.46%	17.75%
C000007281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 32,345	$ 32,345	$ 32,345	26,930	21,869	26,435	21,095	17,771	13,342	13,874	11,114	9,979	10,000
Average Annual Return, Percent		20.11%	12.73%	12.46%
C000007282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 31,567	$ 31,567	$ 31,567	26,334	21,446	25,990	20,783	17,555	13,212	13,772	11,062	9,960	10,000
Average Annual Return, Percent		19.87%	12.45%	12.18%
C000007285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 13,965	$ 13,965	$ 13,965	12,512	11,283	14,054	15,071	13,631	11,310	13,142	9,527	8,711	10,000
Average Annual Return, Percent		11.61%	0.49%	3.40%
C000007286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 13,626	$ 13,626	$ 13,626	12,241	11,057	13,812	14,856	13,464	11,203	13,047	9,478	8,692	10,000
Average Annual Return, Percent		11.31%	0.24%	3.14%
C000007287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 8,978	$ 8,978	$ 8,978	9,405	9,192	11,105	11,996	10,847	10,225	10,339	9,664	9,634	10,000
Average Annual Return, Percent		(4.54%)	(3.71%)	(1.07%)
C000007288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 8,754	$ 8,754	$ 8,754	9,191	9,010	10,905	11,818	10,710	10,124	10,259	9,614	9,614	10,000
Average Annual Return, Percent		(4.76%)	(3.95%)	(1.32%)
C000007289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 27,789	$ 27,789	$ 27,789	25,020	20,680	25,565	21,570	17,862	13,133	13,800	10,444	9,846	10,000
Average Annual Return, Percent		11.07%	9.24%	10.76%
C000007290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 27,099	$ 27,099	$ 27,099	24,463	20,268	25,120	21,250	17,636	13,000	13,694	10,392	9,818	10,000
Average Annual Return, Percent		10.78%	8.97%	10.48%
C000007291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 14,693	$ 14,693	$ 14,693	13,993	12,764	13,754	13,381	12,597	10,994	11,512	10,387	9,777	10,000
Average Annual Return, Percent		5.00%	3.13%	3.92%
C000007292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 14,324	$ 14,324	$ 14,324	13,683	12,513	13,520	13,179	12,435	10,879	11,428	10,334	9,751	10,000
Average Annual Return, Percent		4.68%	2.87%	3.66%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	[1],[2],[3],[4]	1.25%	(0.33%)	1.35%
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Account Value		$ 15,985	$ 15,985	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434	10,000
Average Annual Return, Percent	[5],[6]	5.53%	4.10%	4.80%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Account Value		$ 16,598	$ 16,598	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Average Annual Return, Percent	[7]	3.82%	4.73%	5.20%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	[8],[9]	23.81%	13.86%	12.55%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	[10],[11]	25.02%	14.53%	13.10%
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 24,183	$ 24,183	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Average Annual Return, Percent	[12],[13]	17.49%	10.06%	9.23%
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Account Value		$ 14,293	$ 14,293	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508	10,000
Average Annual Return, Percent	[14]	7.50%	1.70%	3.64%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,151	$ 10,151	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Average Annual Return, Percent	[15],[16]	(1.69%)	(1.96%)	0.15%
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Account Value		$ 12,543	$ 12,543	$ 12,543	12,294	11,364	13,410	13,556	12,397	10,894	11,129	10,481	9,923	10,000
Average Annual Return, Percent	[2],[4]	2.03%	0.23%	2.29%
Bloomberg U S Government Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Account Value		$ 10,915	$ 10,915	$ 10,915	10,825	10,364	11,793	12,005	11,287	10,585	10,488	10,245	10,113	10,000
Average Annual Return, Percent	[3],[17]	0.83%	(0.67%)	0.88%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Account Value		$ 16,546	$ 16,546	$ 16,546	15,293	13,481	15,178	14,419	13,470	11,783	12,033	11,194	9,557	10,000
Average Annual Return, Percent	[1],[18]	8.19%	4.20%	5.16%
MSCI All Country World ex US Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Growth Index (net div)
Account Value		$ 16,840	$ 16,840	$ 16,840	16,027	14,055	18,266	17,381	14,223	11,169	13,052	9,887	9,875	10,000
Average Annual Return, Percent	[5],[6]	5.07%	3.44%	5.35%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 47,152	$ 47,152	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Average Annual Return, Percent	[8],[9]	33.36%	18.96%	16.78%
Standard And Poor s North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Account Value		$ 65,639	$ 65,639	$ 65,639	48,237	29,937	46,313	36,640	25,242	17,691	17,196	12,481	10,991	10,000
Average Annual Return, Percent	[10],[19]	36.08%	21.06%	20.70%
JPMorgan Global Government Bond Index Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Government Bond Index (Unhedged)
Account Value		$ 9,469	$ 9,469	$ 9,469	9,828	9,449	11,414	12,207	11,129	10,497	10,567	9,892	9,739	10,000
Average Annual Return, Percent	[15],[16]	(3.65%)	(3.18%)	(0.54%)
MSCI All Country World Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Growth Index (net div)
Account Value		$ 30,726	$ 30,726	$ 30,726	24,734	18,566	26,006	22,208	16,623	12,525	13,633	10,487	10,155	10,000
Average Annual Return, Percent	[12],[20]	24.23%	13.07%	11.88%
MFS Global Tactical Allocation Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Global Tactical Allocation Blended Index
Account Value		$ 15,893	$ 15,893	$ 15,893	$ 14,717	$ 13,060	$ 15,184	$ 14,332	$ 13,002	$ 11,331	$ 11,576	$ 10,525	$ 10,010	$ 10,000
Average Annual Return, Percent	[21]	7.99%	4.10%	4.74%

[1]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[2]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[3]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[4]	Source: FactSet Research Systems Inc.
[5]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[9]	Source: FactSet Research Systems Inc.
[10]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the Standard & Poor's North American Technology Sector Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Standard & Poor's North American Technology Sector Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[11]	Source: FactSet Research Systems Inc.
[12]	Effective March 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Growth Index (net div) because MFS believes the MSCI All Country World Index (net div) better reflects MFS’ implementation of fund’s investment strategy.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the JPMorgan Global Government Bond Index (Unhedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the JPMorgan Global Government Bond Index (Unhedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[16]	Source: FactSet Research Systems Inc.
[17]	Source: FactSet Research Systems Inc.
[18]	Source: FactSet Research Systems Inc.
[19]	Source: FactSet Research Systems Inc.
[20]	Source: FactSet Research Systems Inc.
[21]	Source: FactSet Research Systems Inc.